BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2018
Detailed Information About Borrowings
The following table outlines changes in Brookfield Renewables borrowings for the year ended December 31
		Net cash flows from	Non-cash
(MILLIONS)	Jan 1	financing activities	Acquisition	Held for sale	Disposal	Other(1)	Dec 31
2018
Corporate borrowings	$2,552	(88)	-	-	-	(130)	$2,334
Non-recourse borrowings	$9,214	(178)	90	(360)	-	(382)	$8,384
2017
Corporate borrowings	$2,229	191	-	-	-	132	$2,552
Non-recourse borrowings	$7,953	76	1,188	-	(173)	170	$9,214

Includes foreign exchange and amortization of unamortized premium and financing fees.

Corporate Borrowings
Detailed Information About Borrowings
The composition of debt obligations as at December 31 is presented in the following table
	2018				2017
	Weighted-average			Estimated	Weighted-average			Estimated
	Interest	Term	Carrying	fair	Interest	Term	Carrying	fair
(MILLIONS EXCEPT AS NOTED)	rate (%)	(years)	value	value	rate (%)	(years)	value	value
Credit facilities	3.3	4.4	$727	$727	2.6	4.5	$887	$887
Medium Term Notes:
Series 3 (C$200)	-	-	$-	$-	5.3	0.8	$159	$163
Series 4 (C$150)	5.8	17.9	110	124	5.8	18.9	119	144
Series 7 (C$450)	5.1	1.8	330	342	5.1	2.8	358	382
Series 8 (C$400)	4.8	3.1	293	309	4.8	4.1	318	344
Series 9 (C$400)	3.8	6.4	293	288	3.8	7.4	318	321
Series 10 (C$500)	3.6	8.0	367	357	3.6	9.0	398	400
Series 11 (C$300)	4.3	10.0	220	220	-	-	-	-
	4.4	6.5	$1,613	$1,640	4.5	6.4	$1,670	$1,754
Total corporate borrowings			2,340	2,367			2,557	2,641
Less: Unamortized financing fees(1)			(6)				(5)
Less: Current portion			(6)				(159)
			$2,328				$2,393

Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.

The following table summarizes the available portion of credit facilities as at December 31
(MILLIONS)	2018	2017
Authorized corporate credit facilities(1)	$2,100	$2,090
Draws on corporate credit facilities(1)	(721)	(685)
Issued letters of credit	(8)	(193)
Available portion of corporate credit facilities	1,371	1,212

Amounts are guaranteed by Brookfield Renewable. Excludes $6 million (2017: $202 million) borrowed under a subscription facility of a Brookfield sponsored private fund.

The following table outlines the change in the unamortized financing fees of corporate borrowings for the year ended December 31
(MILLIONS)	2018	2017	2016
Corporate borrowings
Unamortized financing fees, beginning of year	$5	$6	$5
Additional financing fees	2	-	2
Amortization of financing fees	(1)	(1)	(1)
Unamortized financing fees, end of year	$6	$5	$6

Non Recourse Borrowings
Detailed Information About Borrowings
The composition of debt obligations as at December 31 is presented in the following table
	2018				2017
	Weighted-average			Estimated	Weighted-average			Estimated
	Interest	Term	Carrying	fair	Interest	Term	Carrying	fair
(MILLIONS EXCEPT AS NOTED)	rate (%)	(years)	value	value	rate (%)	(years)	value	value
Non-recourse borrowings
Hydroelectric	6.1	9.2	$6,318	$6,517	6.3	8.8	$6,392	$6,813
Wind	4.7	10.8	1,908	1,951	5.8	9.7	2,211	2,343
Solar	6.0	7.1	142	133	11.1	7.6	643	643
Storage and other	4.0	4.9	91	95	8.4	17.8	39	39
Total	5.7	9.5	$8,459	$8,696	6.5	9.0	$9,285	$9,838
Add: Unamortized premiums(1)			1				1
Less: Unamortized financing fees(1)			(76)				(72)
Less: Current portion			(489)				(1,517)
			$7,895				$7,697

Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.

The following table outlines the change in the unamortized financing fees of corporate borrowings for the year ended December 31
(MILLIONS)	2018	2017	2016
Non-recourse borrowings
Unamortized financing fees, beginning of year	$72	$74	$54
Additional financing fees	21	16	41
Amortization of financing fees	(12)	(14)	(17)
Foreign exchange translation and other	(5)	(4)	(4)
Unamortized financing fees, end of year	$76	$72	$74

Future repayments of Brookfield Renewables debt obligations, for each of the next five years and thereafter are as follows
(MILLIONS)	2019	2020	2021	2022	2023	Thereafter	Total
Non-recourse borrowings
Hydro	306	446	164	491	1,084	3,827	6,318
Wind	169	119	129	128	161	1,202	1,908
Solar	13	-	4	-	-	125	142
Storage and other	1	1	77	1	1	10	91
	$489	$566	$374	$620	$1,246	$5,164	$8,459